General (Details Narrative) $ / shares in Units, $ in Thousands				1 Months Ended				6 Months Ended
	Nov. 15, 2016 USD ($) $ / shares shares	Jun. 16, 2016 USD ($) $ / shares	May 15, 2016 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Nov. 30, 2016 USD ($) $ / shares shares	Aug. 31, 2016 USD ($) $ / shares shares	May 31, 2016	Jun. 30, 2017 USD ($) Segments $ / shares shares	Jun. 30, 2016	Dec. 31, 2016 USD ($) $ / shares	May 18, 2016 $ / shares shares
Number of operating segment | Segments								1
Revenues from major customers								10.00%
Number of ordinary shares issued, shares | shares					150,000
Convertible loan principal amount								$ 3,175
Debt instrument due date							Aug. 31, 2016	Aug. 31, 2016
Repayment of outstanding loan		$ 2,988
Accrued interest		$ 247				$ 11
Ordinary shares par value | $ / shares						$ 0.015		$ 0.03		$ 0.03
Accumulated deficit								$ 78,480		$ 79,363
Cash and cash equivalents								$ 2,083
Warrant 1 [Member]
Warrants to purchase ordinary shares | shares			4,255,319
Warrant exercise price per ordinary shares | $ / shares			$ 0.47
Fair value of warrant			$ 2,000
Warrant period			24 months
Warrant 2 [Member]
Warrants to purchase ordinary shares | shares			3,636,363
Warrant exercise price per ordinary shares | $ / shares			$ 0.55
Fair value of warrant			$ 2,000
Warrant period			48 months
Initial Investment [Member]
Number of ordinary shares issued			$ 4,000
Number of ordinary shares issued, shares | shares			8,510,638
Number of ordinary shares issued, price per share | $ / shares			$ 0.47
Revenue [Member]
Revenues from major customers								74.00%	80.00%
Chinese Third Party [Member]
Ownership percentage								20.00%
Investor [Member]
Number of ordinary shares issued, price per share | $ / shares		$ 2.40
Warrants to purchase ordinary shares | shares				1,595,744	2,659,575	2,659,575					3,636,363
Warrant exercise price per ordinary shares | $ / shares				$ 0.47	$ 0.47	$ 0.47					$ 0.55
Ordinary shares par value | $ / shares		$ 0.03
Debt instrument discount percentage		5.00%
Debt instrument description		Company's Ordinary shares over the five (5) consecutive trading days ending on the last trading day prior to the date of conversion), but in no event less than $0.47.
Consideration transferred				$ 750	$ 1,250	$ 1,250
Investor [Member] | August 31 2017 [Member]
Warrants to purchase ordinary shares | shares								1,595,744
Warrant exercise price per ordinary shares | $ / shares								$ 0.47
Consideration transferred								$ 750
Institutional Investor [Member]
Number of ordinary shares issued	$ 2,000
Number of ordinary shares issued, shares | shares	1,904,762
Warrant exercise price per ordinary shares | $ / shares	$ 1.05
Israeli Institutional Investors [Member] | August 31 2017 [Member]
Warrants to purchase ordinary shares | shares								4,604,500
Warrant exercise price per ordinary shares | $ / shares								$ 2.15
Consideration transferred								$ 9,900
Investor 1 [Member] | August 31 2017 [Member]
Agreement date								May 16, 2016
Investor 1 [Member] | August 31 2017 [Member]
Warrants to purchase ordinary shares | shares								1,322,917
Warrant exercise price per ordinary shares | $ / shares								$ 2.40
Investor [Member] | September 31 2017 [Member]
Warrants to purchase ordinary shares | shares								818,182
Warrant exercise price per ordinary shares | $ / shares								$ 0.55
Consideration transferred								$ 450
CACS [Member]
Ownership percentage								80.00%	80.00%